Convertible Preference Shares of Subsidiary (Details) - Series B CPS Fair values estimated assumptions	6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Oct. 11, 2013	Dec. 31, 2012
Convertible Preference Shares of Subsidiary (Details) - Series B CPS Fair values estimated assumptions [Line Items]
Dividend yield	0.00%	0.00%
Series B CPS Derivative Liability [Member]
Convertible Preference Shares of Subsidiary (Details) - Series B CPS Fair values estimated assumptions [Line Items]
Risk-free interest rate			0.07%	0.16%
Expected remaining term			175 days	1 year
Expected volatility			97.39%	125.53%
Dividend yield			0.00%	0.00%